Leases - Schedule of Other Supplemental Quantitative Disclosures (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 16,166	$ 16,637	$ 61,993
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 5,399	$ 5,601	$ 14,067
Weighted-average remaining lease term:
Operating leases	6 years 7 months 6 days		6 years 8 months 12 days
Weighted-average discount rate:
Operating leases	6.50%		6.50%